Employee Benefit Plans	9 Months Ended
Sep. 30, 2019
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

13. Employee Benefit Plans

The Company makes contributions to private defined contribution employee benefit plans on behalf of its employees. The Company provides employee contributions up to six percent of each employee’s annual salary based on the jurisdiction the employees are located. The Company paid $0.3 million and $0.9 million in matching contributions for the three and nine months ended September 30, 2019, respectively. The Company paid $0.2 million and $0.4 million in matching contributions for the three and nine months ended September 30, 2018, respectively.